Convertible Notes Payable Related Parties (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible notes payable, outstanding balance	$ 268,000	$ 298,000	$ 356,000	$ 356,000
Six Notes [Member]
Convertible notes	268,000	$ 268,000
Interest rate		8.00%
Six Notes [Member] | Chief Technology Officer [Member]
Repayments of note payable	$ 30,000
Convertible notes		$ 30,000
Interest rate	8.00%	8.00%
Companys VP of Technology [Member]
Extinguishment of debt		$ 58,000